Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents
Cash and cash due from banks	$ 2,628,000,000	$ 2,212,000,000
Interest-bearing deposits in other banks (includes securities purchased under resale agreements: 2014, $204; 2013, $143)	19,190,000,000	16,776,000,000
Short-term investment securities	470,000,000	498,000,000
Total cash and cash equivalents	22,288,000,000	19,486,000,000
Accounts receivable
Card Member receivables (includes gross receivables available to settle obligations of a consolidated variable interest entity: 2014, $7,025; 2013, $7,329, less reserves: 2014, $465; 2013, $386	44,386,000,000	43,777,000,000
Other receivables, less reserves: 2014, $61; 2013, $71	2,614,000,000	3,408,000,000
Loans
Card Member loans (includes gross loans available to settle obligations of a consolidated variable interest entity: 2014, $30,115; 2013, $31,245), less reserves: 2014, $1,201; 2013, $1,261	69,184,000,000	65,977,000,000
Other loans, less reserves: 2014, $12; 2013, $13	920,000,000	608,000,000
Investment securities	4,431,000,000	5,016,000,000
Premises and equipment, less accumulated depreciation and amortization: 2014, $6,270; 2013, $5,978	3,938,000,000	3,875,000,000
Other assets (includes restricted cash of consolidated variable interest entities: 2014, $64; 2013, $58)	11,342,000,000	11,228,000,000
Total assets	159,103,000,000	153,375,000,000
Liabilities
Customer deposits	44,171,000,000	41,763,000,000
Travelers Cheques and other prepaid products	3,673,000,000	4,240,000,000
Accounts payable	11,300,000,000	10,615,000,000
Short-term borrowings (includes debt issued by consolidated variable interest entities: 2014, nil; 2013, $2,000)	3,480,000,000	5,021,000,000
Long-term debt (includes debt issued by consolidated variable interest entities: 2014, $19,516; 2013, $18,690)	57,955,000,000	55,330,000,000
Other liabilities	17,851,000,000	16,910,000,000
Total liabilities	138,430,000,000	133,879,000,000
Shareholders' Equity
Preferred shares, $1.662/3 par value, authorized 20 million shares; issued and outstanding 750 shares as of December 31, 2014 and nil as of December 31, 2013 (Note 17)	0	0
Common shares, $0.20 par value, authorized 3.6 billion shares; issued and outstanding 1,023 million shares as of December 31, 2014 and 1,064 million shares as of December 31, 2013	205,000,000	213,000,000
Additional paid-in capital	12,874,000,000	12,202,000,000
Retained earnings	9,513,000,000	8,507,000,000
Accumulated other comprehensive income (loss)
Net unrealized securities gains, net of tax of: 2014, $52; 2013, $33	96,000,000	63,000,000
Foreign currency translation adjustments, net of tax of: 2014, $(317); 2013, $(526)	(1,499,000,000)	(1,090,000,000)
Net unrealized pension and other postretirement benefit losses, net of tax of: 2014, $(223); 2013, $(177)	(516,000,000)	(399,000,000)
Total accumulated other comprehensive loss	(1,919,000,000)	(1,426,000,000)
Total shareholders' equity	20,673,000,000	19,496,000,000
Total liabilities and shareholders' equity	$ 159,103,000,000	$ 153,375,000,000